Segment Reporting - Summary of Breakdown by Operating Segments (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Breakdown By Operating Segments [line items]
Revenue	S/ 3,899,462	S/ 4,014,013	S/ 4,137,309
Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	(636,882)	S/ (483,405)	S/ (447,924)
Annual Backlog Two Thousand Eighteen [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	4,247,936
Annual Backlog Two Thousand Eighteen [member] | Engineering and construction [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	2,644,386
Annual Backlog Two Thousand Eighteen [member] | Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	1,759,849
Annual Backlog Two Thousand Eighteen [member] | Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	195,566
Annual Backlog Two Thousand Eighteen [member] | Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	(351,865)
Annual Backlog Two Thousand Nineteen [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	2,240,772
Annual Backlog Two Thousand Nineteen [member] | Engineering and construction [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	1,755,890
Annual Backlog Two Thousand Nineteen [member] | Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	600,630
Annual Backlog Two Thousand Nineteen [member] | Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	(115,748)
Annual Backlog Two Thousand Twenty [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	1,353,379
Annual Backlog Two Thousand Twenty [member] | Engineering and construction [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	725,351
Annual Backlog Two Thousand Twenty [member] | Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	570,114
Annual Backlog Two Thousand Twenty [member] | Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	177,135
Annual Backlog Two Thousand Twenty [member] | Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	(119,221)
Annual Backlog Two Thousand Twenty One [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	653,787
Annual Backlog Two Thousand Twenty One [member] | Engineering and construction [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	163,145
Annual Backlog Two Thousand Twenty One [member] | Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	589,108
Annual Backlog Two Thousand Twenty One [member] | Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	18,431
Annual Backlog Two Thousand Twenty One [member] | Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	S/ (116,897)